OTHER NON-CURRENT ASSETS (Tables)	9 Months Ended
Sep. 30, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Assets

	Notes	September 30, 2017	December 31, 2016
Ore stockpiles	9	$167.6	$156.0
Loan receivable from related party	29	35.9	31.3
Marketable securities and warrants	19(a)	30.1	21.7
Advances for the purchase of capital equipment		7.5	19.9
Bond fund investments	19(a)	2.7	5.9
Royalty interests		5.6	5.6
Long-term prepayment[1]		4.9	—
Derivatives		3.6	4.1
Other		4.6	5.2
		$262.5	$249.7

1
On March 6, 2017, the Company signed an agreement with a third-party for the construction of a solar power plant to deliver power to the Essakane mine for a period of 15 years, upon completion of construction expected in December 2017. During the second quarter 2017, the Company issued a prepayment of $4.9 million to the third-party, which will be applied as a credit towards the purchase of solar power from the third- party, over a period of 12 years. The agreement may be terminated by either party if certain conditions are not met. Upon completion of construction of the solar power plant, the Company will account for this arrangement as a finance lease.